STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)								12 Months Ended
	Feb. 10, 2025	Jan. 03, 2025	Jul. 28, 2024	Apr. 27, 2024	Jan. 27, 2024	Sep. 01, 2023	Aug. 11, 2022	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 21, 2025	Feb. 20, 2025	Oct. 04, 2024	Oct. 03, 2024	Apr. 30, 2024	Mar. 22, 2024	Mar. 21, 2024	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Jul. 08, 2022	Jul. 07, 2022	Apr. 14, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized								15,534,000	15,534,000
Preferred stock, shares outstanding								0	0
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 278,000
Dividends, Preferred Stock, Stock			$ 5,188
Reedemable preferred stock dividend, shares			324
Reedemable preferred stock dividend			$ 389,189
Deemed dividends			$ 89,189
Series F preferred shares exchanged for debt								$ 400,000
Preferred stock, shares issued								0	0
Number of stock issuable								$ 13,120,679	$ 10,825,895
Common stock, shares authorized								20,000,000,000	20,000,000,000
Proceeds from issuance of common stock								$ 12,702,010	$ 10,825,895
Payments of stock issuance costs								701,565	457,060
Share proceeds receivable								418,669
Issuance of preferred shares								$ 562,000
Shares issued for services									44,460
Shares expired								253,324,212
Share based compensation payable								$ 0	1,521,000	$ 499,500
Share based compensation								1,831,685	1,793,599
Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Share based compensation payable								0	1,521,000
Share based compensation								0	(479,000)
Twenty Twenty One Plan [Member]
Class of Stock [Line Items]
Description of plan							the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000. On August 14, 2023 the Company further amended the plan increasing the maximum shares to 200,000,000.
Description of plan																								200,000,000
Incentives Compensation Plan [Member]
Class of Stock [Line Items]
Description of plan						the Company as an addition to the afore-mentioned Incentive Stock Option Plan issued 114,217,035 shares to 48 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $593,929
Warrant [Member]
Class of Stock [Line Items]
Share based compensation payable								$ 0	$ 0
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Shares expired								6,438,934	21,275,000
Share based compensation payable								$ 331,685	$ 272,559
Stock option granted									114,217,035
Stock option granted, exercise price									$ 0.02
Share-Based Payment Arrangement [Member]
Class of Stock [Line Items]
Share based compensation payable								$ 69,350
Twenty Twenty One Plan [Member]
Class of Stock [Line Items]
Stock option employee plan forfeiture									21,275,000
Twenty Twenty One Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction								2,475,000
2023 Plan [Member]
Class of Stock [Line Items]
Stock option									74,241
2023 Plan [Member] | Options Held [Member]
Class of Stock [Line Items]
Share based compensaction								3,963,404
Incentives Compensation Plan [Member]
Class of Stock [Line Items]
Stock option granted						114,217,035
Stock option granted, exercise price						$ 0.02
Fair value stock option amount						$ 593,929
Twenty Twenty Two Plan [Member]
Class of Stock [Line Items]
Stock option									198,357
Share based compensation									$ 272,599
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period value conversion of units								$ 1,200
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Reedemable preferred stock dividend								(89,189)
Series F preferred shares exchanged for debt								65,793
Number of stock issuable								13,070,883	10,792,061
Issuance of preferred shares								560,059
Shares issued for services									44,395
Retained Earnings [Member]
Class of Stock [Line Items]
Reedemable preferred stock dividend								89,189
Series F preferred shares exchanged for debt								334,187
Number of stock issuable
Issuance of preferred shares
Shares issued for services
Warrant [Member]
Class of Stock [Line Items]
Debt exchanged for common stock, shares		165,000
Common Stock [Member]
Class of Stock [Line Items]
Debt exchanged for common stock, shares		15,000						194,065,933
Stock option								4,979,636,877	3,383,509,359
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt
Number of stock issuable								49,796	$ 33,834
Common stock, shares authorized											20,000,000,000	15,000,000,000	15,000,000,000	12,500,000,000		12,500,000,000	10,000,000,000	10,000,000,000	7,225,000,000	7,225,000,000	6,000,000,000	6,000,000,000	5,000,000,000
Proceeds from issuance of common stock								13,697,245	10,825,895
Net proceeds from issuance of common stock								13,120,679	11,282,955
Payments of stock issuance costs								576,565	$ 457,060
Share proceeds receivable								418,669
Commitment fee								125,000
Issuance of shares								43,859,650
Issuance of preferred shares								$ 1,941
Shares issued for services, shares									6,500,000
Shares issued for services									$ 65
Common Stock [Member] | Investor [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Shares expired					13,621,790
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								20,000,000
Preferred stock, par value								$ 0.001
Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative dividend payable percentage								8.00%
Conversion preferred stock, description								The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (85%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description								Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of eight percent (8%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Legal fees				$ 10,000
Preferred stock dividend rate percentage				8.00%
Preferred stock dividend			$ 4.32
Temporary equity, shares outstanding								0
Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000				5,000
Preferred stock, par value								$ 0.001
Debt exchanged for common stock, shares				300
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 300,000
Net proceeds				278,000
Broker fees				$ 12,000
Stock option				20
Adjustments to Additional Paid in Capital, Fair Value				$ 24,000
Preferred stock redemption price per share				$ 1,200
Series C Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative dividend payable percentage								12.00%
Conversion preferred stock, description								The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (90%) of the lowest traded price for the Company’s common stock during the fifteen (10) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description								Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of twelve percent (12%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Preferred stock redemption, description								On the one hundred eightieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem all outstanding Series Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents (“Redemption Date”). Prior to the Redemption Date, the Company at its discretion and on three (3) Trading Days’ written notice, may redeem all outstanding Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents.
Legal fees	$ 6,000
Series C Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000							1,000
Preferred stock, par value								$ 0.001
Preferred stock, shares outstanding									306
Debt exchanged for common stock, shares	306
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 306,000
Net proceeds	278,580
Broker fees	$ 21,420
Preferred stock redemption price per share	$ 1,200
Temporary equity, shares outstanding								306
Preferred stock redemption value								$ 402,084
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								4,350,000	4,350,000
Preferred stock, par value								$ 0.001	$ 0.001
Preferred stock, shares outstanding								3,350,000	3,350,000
Preferred stock, shares issued								3,350,000	3,350,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								4,350,000
Preferred stock, shares outstanding								3,350,000
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt
Number of stock issuable
Issuance of preferred shares
Shares issued for services
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000
Preferred stock, par value								$ 1.00
Preferred stock, shares outstanding								2,513
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								100,000	100,000
Preferred stock, par value								$ 0.001	$ 0.001
Preferred stock, shares outstanding								0	0
Preferred stock, shares issued								0	0
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								100,000
Preferred stock, par value								$ 1,000
Preferred stock, shares outstanding								0
Number of stock issuable
Shares issued for services
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000	10,000
Preferred stock, par value								$ 1.00	$ 1.00
Preferred stock, shares outstanding								2,513	2,533
Preferred stock, shares issued								2,513	2,533
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized															10,000
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt, shares								20
Series F preferred shares exchanged for debt								$ 20
Number of stock issuable
Issuance of preferred shares
Shares issued for services
Series F Preferred Stock [Member] | Warrant [Member] | Lender [Member]
Class of Stock [Line Items]
Preferred stock, shares issued									244
Unissued Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock option									46	46
Number of stock issuable									$ 99,086	$ 99,086